Earnings (Loss) Per Common Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Net earning (loss) per share
Net loss attributable to common stockholders	$ 19,926,515	$ (3,721,369)	$ (27,426,356)	$ (10,503,049)	[1]
Interest expense attributable to convertible promissory notes	738,219
Net earnings (loss) assuming dilution	$ 20,664,734	$ (3,721,369)
Basic
Basic weighted average common shares outstanding	105,345,673	68,816,303	78,386,116	61,182,209
Incremental Weighted Average Shares Attributable to Dilutive Effect [Abstract]
Convertible preferred shares- Series A	933,333	0
Convertible promissory notes	10,022,230	0
Diluted
Diluted weighted average common shares outstanding	116,301,236	68,816,303	78,386,116	61,182,209
Net earnings (loss) per share:
Basic	$ (0.19)	$ 0.05	$ (0.35)	$ (0.17)
Diluted	$ (0.18)	$ 0.05	$ (0.35)	$ (0.17)

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")